Restatement of Consolidated Financial Statements - Impact of Restatement on Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Total current assets	$ 1,009,168	$ 131,176
Total assets	1,066,769	172,384
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	12,350	7,223
Assumed common stock warrant liabilities	689,699
Total liabilities	713,293	21,982
Redeemable non-controlling interest	1,704	1,710	$ 1,690
Stockholders’ equity
Preferred stock - $0.0001 par value
Common stock - $0.0001 par value	36	24
Additional paid-in-capital	2,329,406	444,440
Accumulated other comprehensive (loss) income	(31)	90
Accumulated deficit	(1,977,639)	(295,862)
Total stockholders’ equity	351,772	148,692	191,230
Total liabilities, redeemable non-controlling interest and stockholders’ equity	1,066,769	$ 172,384
Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Total current assets	1,009,168
Total assets	1,066,769
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	12,350
Total liabilities	23,594
Redeemable non-controlling interest	1,704		1,690
Stockholders’ equity
Preferred stock - $0.0001 par value
Common stock - $0.0001 par value	36
Additional paid-in-capital	2,437,242
Accumulated other comprehensive (loss) income	(31)
Accumulated deficit	(1,395,776)
Total stockholders’ equity	1,041,471		$ (214,345)
Total liabilities, redeemable non-controlling interest and stockholders’ equity	1,066,769
Restatement Adjustment
Liabilities, redeemable non-controlling interest and stockholders’ equity
Assumed common stock warrant liabilities	689,699
Total liabilities	689,699
Stockholders’ equity
Preferred stock - $0.0001 par value
Additional paid-in-capital	(107,836)
Accumulated deficit	(581,863)
Total stockholders’ equity	$ (689,699)